Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accrued Expenses and Other Current Liabilities

As at December 31, 2023 and 2022, this account consists of:

	2023	2022
	(in million pesos)
Accrued utilities and related expenses (Notes 24 and 27)	61,407	63,731
Contract liabilities and unearned revenues (Note 5)	10,689	9,499
Accrued taxes and related expenses (Note 26)	5,943	9,445
Accrued employee benefits and other provisions (Note 27)	5,510	6,615
Accrued interests and other related costs (Note 28)	2,157	1,868
Others	3,044	2,387
	88,750	93,545